Basis of Preparation - Additional Information (Details) $ in Thousands, ₩ in Millions		12 Months Ended
	Jan. 01, 2022 KRW (₩)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 KRW (₩)
Basis Of Preparation Of Financial Statements [Line Items]
Assets		₩ 701,170,848	[1]		₩ 663,895,834	[1]		$ 556,405,314
Liabilities		651,527,934	[1]		615,601,914	[1]		517,011,803
Equity		49,642,914			48,293,920		₩ 43,402,357	$ 39,393,510	$ 38,323,033	₩ 39,149,975
Profit Loss		4,173,239		$ 3,311,621	4,384,381		3,515,578
Comprehensive income		661,802		525,165	4,607,139		3,987,848
Profit (loss), attributable to owners of parent		4,394,830		$ 3,487,462	₩ 4,409,543		₩ 3,468,448
KBK B Insurance Co. Ltd. [member]
Basis Of Preparation Of Financial Statements [Line Items]
Insurance contract assets	₩ 1,644,590
Insurance contract liabilities	25,847,176
KB Prudential Life Insurance Company Of Korea Ltd [member]
Basis Of Preparation Of Financial Statements [Line Items]
Insurance contract assets	0
Insurance contract liabilities	20,140,367
KB Life Insurance Co., Ltd [member]
Basis Of Preparation Of Financial Statements [Line Items]
Insurance contract assets	3,854
Insurance contract liabilities	8,459,438
IFRS 17 [member]
Basis Of Preparation Of Financial Statements [Line Items]
Assets	688,608,545	688,608,545
Liabilities	634,464,297	634,464,297
Equity	54,144,248	54,144,248
Profit Loss	3,900,094	3,900,094
Comprehensive income	4,046,755	4,046,755
Profit (loss), attributable to owners of parent	4,121,685
Insurance contract assets	1,579,270	1,579,270
Insurance contract liabilities	₩ 45,951,740	45,951,740
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy [member]
Basis Of Preparation Of Financial Statements [Line Items]
Assets		12,562,303
Liabilities		17,063,637
Equity		4,501,334
Profit Loss		273,145
Comprehensive income		3,384,953
Profit (loss), attributable to owners of parent		₩ 273,145

[1]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.